Retirement Plan (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Periodic Pension Cost [Line Items]
Service cost	$ 0	$ 0	$ 0
Interest cost	61	64	39
Expected return on plan assets	(54)	(52)	(44)
Net amortization	59	74	58
Net periodic pension cost	$ 66	$ 86	$ 53